Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Equipment and Related Accumulated Amortization Cost

The gross amount of plant and equipment and related accumulated depreciation recorded under capital leases are as follows:

	December 31, 2012	December 31, 2013
Plant and machinery	89,089	52,240
Less: accumulated depreciation	(16,182)	(19,986)

	72,907	32,254
Construction-in-progress – equipment pending installation	14,829	15,288

	87,736	47,542

Future Minimum Lease Payments Under Capital Lease Obligations

Future minimum lease payments under capital lease obligations as of December 31, 2013 are as follows:

Year ending December 31:
2014	36,136
2015	32,155
2016	18,379
Beyond 2016	0

Total minimum lease payments	86,670
Less: Amounts representing interest (at interest rate of 18.86%)	(6,710)

Present value of minimum payments	79,960
Current portion	(34,055)

Non-current portion	45,905